UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2018 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 22.5%
Bank of Montreal, 1-month LIBOR plus 0.250%, 2.537% *, 1/11/2019	8,500,000	8,500,000
Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.500%, 2.7% *, 11/28/2018	5,000,000	5,000,000
Cooperatieve Rabobank UA, 1-month LIBOR plus 0.300%, 2.597% *, 7/30/2019	15,500,000	15,500,000
Nordea Bank AB:
1-month LIBOR plus 0.180%, 2.46% *, 2/13/2019	7,500,000	7,500,000
1-month LIBOR plus 0.220%, 2.497% *, 2/8/2019	12,000,000	12,000,000
3-month LIBOR plus 0.200%, 2.532% *, 3/14/2019	5,000,000	5,000,000
Royal Bank of Canada, 1-month LIBOR plus 0.300%, 2.595% *, 11/27/2018	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.280%, 2.541% *, 11/2/2018	12,500,000	12,500,000
Societe Generale, 2.3%, 11/1/2018	8,500,000	8,500,000
Svenska Handelsbanken AB:
3-month LIBOR plus 0.100%, 2.421% *, 6/4/2019	12,500,000	12,500,000
1-month LIBOR plus 0.180%, 2.457% *, 5/7/2019	10,000,000	10,000,000
Toronto-Dominion Bank:
3-month LIBOR plus 0.110%, 2.433% *, 9/6/2019	10,000,000	10,000,000
3-month LIBOR plus 0.110%, 2.535% *, 7/12/2019	12,700,000	12,700,000
Wells Fargo Bank NA:
1-month LIBOR plus 0.250%, 2.506% *, 8/1/2019	10,000,000	10,000,000
1-month LIBOR plus 0.250%, 2.527% *, 1/9/2019	10,000,000	10,000,000
1-month LIBOR plus 0.450%, 2.715% *, 12/6/2018	10,494,000	10,494,000
Westpac Banking Corp., U.S. Federal Funds Effective Rate plus 0.500%, 2.7% *, 2/22/2019	7,500,000	7,500,000
Total Certificates of Deposit and Bank Notes (Cost $164,694,000)		164,694,000
Commercial Paper 44.8%
Issued at Discount ** 32.9%
Antalis SA, 144A, 2.261%, 11/2/2018	15,000,000	14,999,071
Barclays Bank PLC, 144A, 2.525%, 1/15/2019	7,500,000	7,461,094
Barton Capital SA, 144A, 2.21%, 11/1/2018	5,000,000	5,000,000
Caisse des Depots et Consignations, 144A, 2.469%, 2/7/2019	10,000,000	9,933,714
Coca-Cola Co., 144A, 2.383%, 1/17/2019	15,000,000	14,924,604
DBS Bank Ltd.:
144A, 2.484%, 1/16/2019	6,250,000	6,217,674
144A, 2.641%, 4/4/2019	7,500,000	7,416,423
144A, 2.738%, 4/5/2019	12,415,000	12,270,676
HSBC Bank PLC, 144A, 2.839%, 4/16/2019	500,000	493,544
International Business Machines Corp., 144A, 2.362%, 12/17/2018	5,000,000	4,985,114
Kells Funding LLC:
144A, 2.281%, 12/3/2018	15,000,000	14,970,000
144A, 2.626%, 4/5/2019	8,000,000	7,910,789
Matchpoint Finance PLC:
144A, 2.231%, 11/1/2018	20,000,000	20,000,000
144A, 2.454%, 1/3/2019	9,500,000	9,459,767
Ontario Teachers Finance Trust:
144A, 2.575%, 3/29/2019	5,000,000	4,947,789
144A, 2.829%, 5/13/2019	6,704,000	6,603,725
Oversea-Chinese Banking Corp., Ltd., 144A, 2.474%, 2/26/2019	10,000,000	9,920,700
Pricoa Short Term Funding LLC, 144A, 2.332%, 11/15/2018	7,000,000	6,993,739
PSP Capital, Inc., 144A, 2.606%, 3/25/2019	8,000,000	7,917,760
Sanofi SA, 144A, 2.332%, 11/5/2018	3,000,000	2,999,233
Schlumberger Investment SA, 144A, 2.332%, 12/10/2018	10,000,000	9,975,083
Southern California Edison Co., 144A, 2.373%, 11/1/2018	10,000,000	10,000,000
Total Capital SA, 144A, 2.21%, 11/1/2018	30,712,000	30,712,000
United Overseas Bank Ltd., 144A, 2.464%, 12/3/2018	7,500,000	7,483,800
Versailles Commercial Paper LLC, 144A, 2.413%, 1/7/2019	7,500,000	7,466,779
		241,063,078
Issued at Par * 11.9%
Australia & New Zealand Banking Group Ltd., 144A, 3-month LIBOR plus 0.090%, 2.407%, 6/7/2019	7,500,000	7,500,000
Bedford Row Funding Corp., 144A, 1-month LIBOR plus 0.160%, 2.421%, 4/2/2019	11,000,000	11,000,000
BNZ International Funding Ltd., 144A, 1-month LIBOR plus 0.230%, 2.517%, 7/18/2019	5,000,000	5,000,000
Collateralized Commercial Paper II Co., LLC, 144A, 1-month LIBOR plus 0.160%, 2.447%, 2/22/2019	15,000,000	15,000,000
Commonwealth Bank of Australia, 144A, 1-month LIBOR plus 0.290%, 2.57%, 2/22/2019	4,000,000	4,000,000
HSBC Bank PLC:
144A, 1-month LIBOR plus 0.290%, 2.573%, 2/12/2019	10,000,000	10,000,000
144A, 1-month LIBOR plus 0.300%, 2.587%, 7/19/2019	10,000,000	10,000,000
ING U.S. Funding LLC, 144A, 1-month LIBOR plus 0.300%, 2.597%, 7/26/2019	7,500,000	7,500,000
Westpac Banking Corp.:
144A, 3-month LIBOR plus 0.070%, 2.411%, 8/2/2019	7,500,000	7,500,000
144A, 1-month LIBOR plus 0.230%, 2.504%, 1/4/2019	10,000,000	10,000,000
		87,500,000
Total Commercial Paper (Cost $328,563,078)		328,563,078
Short-Term Notes 2.0%
Nordea Bank AB, 1-month LIBOR plus 0.270%, 2.715% *, 10/18/2019	10,000,000	10,015,754
Svenska Handelsbanken AB, 2.5%, 1/25/2019	5,000,000	4,999,948
Total Short-Term Notes (Cost $15,015,702)		15,015,702
Variable Rate Demand Notes*** 23.2%
Canyon Oaks LLC, (REIT), 2.27%, 11/7/2018	3,500,000	3,500,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project:
"I", Series A1, 2.22%, 11/7/2018, LIQ: Federal Home Loan Bank	3,670,000	3,670,000
"I", Series A-2, 2.22%, 11/7/2018, SPA: Federal Home Loan Bank	15,000,000	15,000,000
Issaquah Gateway SR Development LLC, Series A, 2.27%, 11/1/2018	11,000,000	11,000,000
Jefferson at Stadium Park-Phase A Owner LLC, Series B, 2.27%, 11/7/2018	5,925,000	5,925,000
Jets Stadium Development, 144A, 2.3%, 11/7/2018	22,735,000	22,735,000
Michigan, State Finance Authority Revenue, School Loan Revolving, Series C, 2.2%, 11/7/2018, LOC: Bank of Montreal	10,050,000	10,050,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 2.2%, 11/1/2018, LOC: Landesbank Hessen-Thuringen	8,500,000	8,500,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 2.15%, 11/1/2018, LOC: Bank of China Ltd.	9,580,000	9,580,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 2.2%, 11/1/2018, LOC: Landesbank Hessen-Thuringen	17,850,000	17,850,000
New York, Taxable Municipal Funding Trust, Series 2018-4, 2.31%, 11/7/2018, INS: AGMC, LOC: Barclays Bank PLC	15,000,000	15,000,000
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 2.2%, 11/7/2018, LOC: TD Bank NA	9,575,000	9,575,000
University of California, State Revenues, Series Z-1, 2.17%, 11/7/2018	37,900,000	37,900,000
Total Variable Rate Demand Notes (Cost $170,285,000)		170,285,000

Variable Rate Demand Preferred Shares***4.1%
Invesco Dynamic Credit Opportunities Fund, 2.36%, 11/7/2018	25,000,000	25,000,000
Invesco Senior Income Trust, 2.36%, 11/7/2018	5,000,000	5,000,000
Total Variable Rate Demand Preferred Shares (Cost $30,000,000)		30,000,000

Repurchase Agreements 3.4%
Wells Fargo Bank NA, 2.21%, dated 10/31/2018, to be repurchased at $24,572,508 on 11/1/2018 (a) (Cost $24,571,000)	24,571,000	24,571,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $733,128,780)	100.0	733,128,780
Other Assets and Liabilities, Net	0.0	285,441
Net Assets	100.0	733,414,221

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of October 31, 2018.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes and variable rate demand perferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,454	FICO STRIPS	Zero Coupon	11/02/2018	24,451
15,581,885	FREMF Mortgage Trust	0.1-5.011	11/25/2023-4/25/2051	741,551
1,638	Federal Home Loan Banks	2.735	4/20/2022	1,626
3,795,764	Federal Home Loan Mortgage Corp.	Zero Coupon-6.0	6/25/2021-6/1/2048	2,477,001
1,483,166	Federal Home Loan Mortgage Corp. - Interest Only	3.0-5.5	11/15/2031-4/15/2046	245,107
19,389,267	Federal National Mortgage Association	1.25-7.5	5/1/2019-11/1/2048	19,477,542
1,723,385	Federal National Mortgage Association - Interest Only	3.5-8.5	5/25/2022-8/25/2047	338,327
16	Federal National Mortgage Association STRIPS	Zero Coupon	5/15/2025	13
1,759,180	Government National Mortgage Association	2.5-7.5	5/20/2026-10/20/2048	1,756,165
819	Resolution Funding Corp. STRIPS	Zero Coupon	4/15/2026	637
Total Collateral Value				25,062,420

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
REIT: Real Estate Investment Trust
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (b)	$—	$708,557,780	$—	$708,557,780
Repurchase Agreements	—	24,571,000	—	24,571,000
Total	$—	$733,128,780	$—	$733,128,780

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 21, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	December 21, 2018